Property and equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
2024

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2023	2,552	1,400	9,754	17,518	31,224
Additions	1,126	282	3,257	2,974	7,639
Disposals	(22)	(12)	(915)	(2)	(951)
As at March 31, 2024	3,656	1,670	12,096	20,490	37,912

Accumulated depreciation

As at March 31, 2023	1,191	917	5,204	4,421	11,733
Depreciation	532	250	2,914	2,938	6,634
Disposals	(22)	(12)	(915)	(2)	(951)
As at March 31, 2024	1,701	1,155	7,203	7,357	17,416

Net book value as at March 31, 2024	1,955	515	4,893	13,133	20,496
2023

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2022	2,314	1,975	9,197	13,552	27,038
Additions	1,004	43	3,281	4,178	8,506
Disposals	(766)	(618)	(2,724)	(212)	(4,320)
As at March 31, 2023	2,552	1,400	9,754	17,518	31,224

Accumulated depreciation

As at March 31, 2022	1,426	1,342	5,214	2,600	10,582
Depreciation	531	193	2,714	2,033	5,471
Disposals	(766)	(618)	(2,724)	(212)	(4,320)
As at March 31, 2023	1,191	917	5,204	4,421	11,733

Net book value as at March 31, 2023	1,361	483	4,550	13,097	19,491